Share Incentive Plan - Additional Information (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
	Aug. 01, 2020 Employee shares	Apr. 26, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Aug. 24, 2018 shares	Oct. 31, 2017 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense | ¥			¥ 29,748	¥ 2,970	¥ 3,851
Unrecognized share-based compensation expenses | ¥			¥ 3,264
Weighted average recognition period of unrecognized share-based compensation expenses			1 year 2 months 12 days
Two Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted	80,000
Shares vested upon grant	80,000
Number of employees | Employee	2
Compensation expense | ¥			¥ 27,898
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted			0	0	0
Additional Ordinary Share | Independent Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued in exchange for services | ¥		¥ 1,100
2017 Share Incentive Plan | Additional Ordinary Share
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares approved for grant						345,503	483,846
Common Stock, Capital Shares Reserved for Future Issuance						829,349